Loans and financing and Obligations to FIDC quota holders	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Loans and financing and Obligations to FIDC quota holders	Loans and financing and Obligations to FIDC quota holders
17.1.    Composition of loans and financing and obligations to FIDC quota holders

	Average annual interest rate %	Maturity	Current portion	Non-current portion	Balance at 12/31/2021

Obligations to FIDC AR quota holders (17.3.1)	CDI Rate* + 1.50%	Aug/23	1,273,675	932,368	2,206,043
Obligations to FIDC TAPSO quota holders (17.3.2)	CDI Rate* + 1.50%	Mar/22	21,131	—	21,131
Obligations to FIDC quota holders			1,294,806	932,368	2,227,174

Leases (Note 17.3.4)	105.70% to 151.80% of CDI Rate*	Jan/22 to Jun/29	66,531	206,924	273,455
Bonds (Note 17.3.5)	CDI Rate* +3.15%	Jun/28	4,592	2,760,018	2,764,610
Bank borrowings (Note 17.3.6)	CDI +0.75% a.a. to CDI + 1.50% a.a.	Three to eighteen months	2,108,123	589,518	2,697,641
Debentures (Note 17.3.8)	109.00% of CDI Rate*	Jul/22	399,509	—	399,509
Loans and financing			2,578,755	3,556,460	6,135,215

	Average annual interest rate %	Maturity	Current portion	Non-current portion	Balance at 12/31/2020

Obligations to FIDC AR quota holders (Note 17.3.1)	106.00% of CDI Rate* / CDI Rate* +1.50%	Jun/21, Aug/23	1,939,645	2,174,670	4,114,315
Obligations to FIDC TAPSO quota holders (Note 17.3.2)	CDI Rate* +1.15%	Mar/21	20,476	—	20,476
Obligations to FIDC SOMA quota holders (Note 17.3.3)	CDI Rate* +4.0% to7.0%	Dec/23	—	239,759	239,759
Obligations to FIDC quota holders			1,960,121	2,414,429	4,374,550

Leases (Note 17.3.4)	105.7% -151.8% of CDI Rate*	Jan/21 to Jun/29	48,856	126,005	174,861
Bank borrowings (Note 17.3.6)	CDI Rate* + 0.68% to 1.20%	Jan/21 to Mar/21	390,830	—	390,830
Loans with private entities (Note 17.3.7)	109.8% of CDI Rate*	Sep/21	745,051	—	745,051
Debentures (Note 17.3.8)	109.0% of CDI Rate*	Jul/22	—	398,358	398,358
Loans and financing			1,184,737	524,363	1,709,100

*
“CDI Rate” means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil, the average rate of 2021 was 4.42% (2020 – 2.76%).

17.2.    Changes in loans and financing and obligations to FIDC quota holders

	Balance at 12/31/2020	Additions	Disposals	Payment	Business Combination	Changes in Exchange Rates	Interest	Balance at 12/31/2021

Obligations to FIDC AR quota holders (Note 17.3.1)	4,114,315	—	—	(2,064,720)	—	—	156,448	2,206,043
Obligations to FIDC TAPSO quota holders (Note 17.3.2)	20,476	—	—	(708)	—	—	1,363	21,131
Obligations to FIDC SOMA quota holders (Note 17.3.3)	239,759	584,191	—	(864,747)	—	—	40,797	—
Leases (Note 17.3.4)	174,861	92,802	(14,474)	(83,610)	88,879	62	14,935	273,455
Bonds (Note 17.3.5)	—	2,477,408	—	(55,497)	—	282,580	60,119	2,764,610
Bank borrowings (Note 17.3.6)	390,830	9,222,889	—	(7,294,101)	258,797	—	119,226	2,697,641
Loans with private entities (Note 17.3.7)	745,051	—	—	(770,372)	—	—	25,321	—
Debentures (Note 17.3.8)	398,358	—	—	(17,596)	—	—	18,747	399,509
	6,083,650	12,377,290	(14,474)	(11,151,351)	347,676	282,642	436,956	8,362,389

	Balance at 12/31/2019	Additions	Disposals	Payment	Business Combination	Interest	Balance at 12/31/2020

Obligations to FIDC AR quota holders (Note 17.3.1)	3,690,542	2,476,906	—	(2,169,073)	—	115,940	4,114,315
Obligations to FIDC TAPSO quota holders (Note 17.3.2)	20,352	—	—	(514)	—	638	20,476
Obligations to FIDC SOMA III quota holders (Note 17.3.3)	—	239,232	—	—	—	527	239,759
Leases (Note 17.3.4)	124,758	118,977	(36,919)	(41,373)	1,592	7,826	174,861
Bank borrowings (Note 17.3.6)	1,777,083	3,996,820	—	(5,422,211)	—	39,138	390,830
Loans with private entities (Note 17.3.7)	738,456	—	—	(17,652)	—	24,247	745,051
Debentures (Note 17.3.8)	394,997	—	—	(8,769)	—	12,130	398,358
	6,746,188	6,831,935	(36,919)	(7,659,592)	1,592	200,446	6,083,650
17.3.    Description of loans and financing and obligations to FIDC quota holders
In the ordinary course of the business, the company funds its prepayment business through a mix of own cash, debt and receivables sales.
17.3.1.    Obligations to FIDC AR quota holders
In June 2019, the fourth series of senior quotas was issued, with an amount of up to R$1,620,000, and maturity in 2021. They were issued for 24 months, with a grace period of 18 months to repay the principal amount. During the grace period, the payment of interest will be made every six months. After this period, the amortization of the principal and the payment of interest will be monthly. The benchmark return rate is 106.0% of the CDI rate.
In August 2020, the first series of FIDC AR III senior quotas was issued, with an amount of up to R$2,500,000, and maturity in 2023. They were issued for 36 months, with a grace period of 15 months to repay the principal amount. During the grace period, the payment of interest will be made every three months. After this period, the amortization of the principal and the payment of interest will be every three months. The benchmark return rate is CDI + 1.5% per year.
Payments mainly refer to the amortization of the principal and the payment of interest of the third series of FIDC AR II.
17.3.2.    Obligations to FIDC TAPSO quota holders
In October 2019, the Group raised a total of R$20,000, by issuing six-month mezzanine quotas of the FIDC TAPSO to an institutional investor. The mezzanine quotas had a benchmark return rate of 115.0% of the CDI rate per year and, at the end of the six months, they would have been fully redeemed. However, in March 2020 the Group negotiated an amendment of the contract to postpone the payment date of the principal to March 2021, with a new benchmark return rate of CDI + 1.15% per year.
In March 2021, the Group negotiated an amendment of the contract to postpone the payment date of the principal to March 2022 and the benchmark return rate became 100% of the CDI + 1.50% per year.
17.3.3.    Obligations to FIDC SOMA quota holders
In December 2020, the Group completed the issuance of R$580,000 of FIDC SOMA III quotas senior and mezzanine, raising R$493,000 in third-party capital for its credit solution, of which R$246,500 were received in 2020. (R$239,232 net of the offering transaction costs, which would be amortized over the course of the series) and R$246,500 (with a monetary restatement of R$1,434) were received in the first quarter of 2021. FIDC SOMA III is structured with senior and mezzanine quotas held by institutional investors for a 36-month period, while Stone Instituição de Pagamento (formerly Stone Pagamentos) holds the subordinated quotas. The senior quotas reached R$348,000 with a benchmark return rate of CDI + 4.0% per year. The mezzanine quotas reached R$145,000 and the benchmark return rate is CDI + 7.0% per year.
The total issuance of SOMA IV to third party investors was R$340,000 (R$336,257 net of the offering transaction costs, which would be amortized over the course of the series).
In the fourth quarter of 2021, the Group liquidated SOMA III and SOMA IV senior and mezzanine quotas.
17.3.4.    Leases
The Group has lease contracts for various items of offices, vehicles and software in its operations. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.
17.3.5.    Bonds
In June 2021, the Group issued its inaugural dollar bonds, raising US$500 million in 7-year notes with a final yield of 3.95%. The total issuance was R$2,510,350 (R$2,477,408 net of the offering transaction costs, which will be amortized over the course of the debt).
17.3.6.    Bank borrowings
During 2020 and 2021 the Group increased its options of financial funding by issuing CCBs (Bank Credit Notes). The principal and the interests of this type of loan are paid at maturity, which is between three to eighteen months. The proceeds of these loans were used mainly for the prepayment of receivables. As of December 31, 2021, the outstanding was R$2,697,641.
17.3.7.    Loans with private entities
On October 1, 2018, the Group entered into an agreement with SRC Companhia Securitizadora de Créditos Financeiros (“SRC”). The transaction was a revolving loan, whose benchmark return rate was 103.0% of the CDI Rate and had a maturity of 12 months. Accounts receivables from card issuers were used as collateral, in the equivalent amount of 106% of loan balance.
In October 2019 the Group renewed this loan contract for another two years, with a benchmark return rate equivalent to 109.8% of the CDI rate.
In 2021, loans with private entities that were collateralized by financial assets were settled through the definitive transfer of the risks and rewards of ownership related financial assets. Therefore, both the financial liability and the related financial asset, recognized in “Accounts receivable from card issuers,” were written off in the statement of financial position.
17.3.8.    Debentures
On June 12, 2019 Stone Instituição de Pagamento (formerly Stone Pagamentos) approved the issuance of simple, secured and non-convertible debentures, sole series, for public distribution, with restricted distribution efforts, as amended, in the total amount of up to R$400,000, received between June and July, maturing in 2022. The Debentures are secured by Stone Instituição de Pagamento’ (formerly Stone Pagamentos) accounts receivable from card issuers and bear interest at a rate of 109.0% of the CDI rate.
The Group is compliant with all borrowing limits or covenants (where applicable) on any of its borrowing facilities.